Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Comprehensive income, attributable to owners of parent	£ 5,124	£ 2,838	£ 5,471